BMW Vehicle Owner Trust 2011-A

Accrued Interest Date:	6/25/13	Collection Period Ending:	6/30/13
Current Payment Date:	7/25/13	Period:	22

Balances
	Initial	Beginning of Period	End of Period

Pool Balance	$1,334,182,794.14	$465,863,408.49	$436,149,263.89

Yield Supplement Overcollateralization	$48,835,748.76	$10,301,606.60	$9,364,254.15

Adjusted Pool Balance	$1,285,347,045.38	$455,561,801.89	$426,785,009.74

Reserve Account	$3,213,367.62	$3,213,367.62	$3,213,367.62

Overcollateralization	$35,347,045.38	$44,987,146.59	$44,987,146.59

Notes

Class A-1 Notes	$314,300,000.00	-	-

Class A-2 Notes	$392,000,000.00	-	-

Class A-3 Notes	$442,000,000.00	$308,874,655.30	$280,097,863.15

Class A-4 Notes	$101,700,000.00	$101,700,000.00	$101,700,000.00

	$1,250,000,000.00	$410,574,655.30	$381,797,863.15

Reconciliation of Collection Account
Available Funds:

Available Interest:

Interest Collected on Receivables	$1,211,530.68
Servicer Advances	103,561.38

Servicer Advance Reimbursement	63,308.41

Administrative Purchase Payment	0.00

Warranty Purchase Payment	0.00

Recoveries	3,832.66

Investment Earnings on Trust Accounts

Interest from Reserve Account	92.03

Interest from Collection Account	0.00

Total Available Interest	$1,255,708.34
Available Principal:

Principal Collection on Receivables

Receipts of Scheduled Principal	$18,754,323.80

Receipts of Pre-Paid Principal	10,739,409.97

Liquidation Proceeds	135,220.23

Administrative Purchase Payment

Warranty Purchase Payment	0.00

Total Available Principal	$29,628,954.00

Advances from the Reserve Account	$0.00

Release from the Reserve Fund Account	$0.00

Total Available Funds	$30,884,662.34

Distributions:

Servicing Fees	$388,219.51

Non-recoverable Servicer Advance Reimbursement	25,929.91

Noteholder's Accrued and Unpaid Interest	282,913.12

Priority Principal Distribution to Noteholder's	0.00

Reserve Account Deposit to achieve the Specified Reserve Account Balance	0.00

Regular Principal Distributable Amount to Noteholders	28,776,792.15

Owner Trustee and Indenture Trustee Fees	0.00

Certificate Distribution Account (any remaining payments)	1,410,807.65

Total Distributions	$30,884,662.34

Monthly Period Receivables Principal Balance Calculation

Beginning Receivable Principal Balance	$465,863,408.49

Monthly Principal Received

Regular Principal Received	$18,754,323.80

Prepaid Principal Received	10,739,409.97

Liquidations	135,220.23

Principal Balance Allocable to Gross Charge-offs	85,190.60

Principal Portion of Repurchased Receivables	0.00

Total Monthly Principal Amounts	$29,714,144.60

Ending Receivable Principal Balance	$436,149,263.89

Distributions

Interest Distributable Amount			Interest Rate	Current Payment	Per $1,000

Class A-1 Notes			0.30558%	$0.00	0.00
Class A-2 Notes			0.63000%	$0.00	0.00
Class A-3 Notes			0.76000%	$195,620.62	0.44
Class A-4 Notes			1.03000%	$87,292.50	0.86
				$282,913.12

Monthly Principal Distributable Amount	Beginning Balance	Current Payment	Ending Balance	Per $1,000	Note Factor
Class A-1 Notes	-	-	-	0.00	0.00
Class A-2 Notes	-	-	-	0.00	0.00
Class A-3 Notes	$308,874,655.30	$28,776,792.15	$280,097,863.15	65.11	0.63
Class A-4 Notes	$101,700,000.00	-	$101,700,000.00	0.00	1.00
	$410,574,655.30	$28,776,792.15	$381,797,863.15

Carryover Shortfalls

	Prior Period Carryover	Current Payment	Per $1,000
Class A-1 Interest Carryover Shortfall	-	-	-
Class A-2 Interest Carryover Shortfall	-	-	-
Class A-3 Interest Carryover Shortfall	-	-	-
Class A-4 Interest Carryover Shortfall	-	-	-

Yield Supplement Overcollateralization

Previous Distribution Date Required Amount	10,301,606.60
Beginning Period Amount	10,301,606.60
Current Distribution Date Required Amount	9,364,254.15
Current Period Release	937,352.45
Ending Period Amount	9,364,254.15

Reserve Account

Beginning Period Required Amount	$3,213,367.62
Beginning Period Amount	3,213,367.62
Net Investment Earnings	92.03
Current Period Deposit Amount Due	0.00

Reserve Fund Draw Amount	0.00
Ending Period Required Amount	3,213,367.62
Release to Depositor	92.03
Ending Period Amount	$3,213,367.62

Overcollateralization

Beginning Period Overcollateralization Amount	$44,987,146.59

Target Overcollateralization Amount	$44,987,146.59

Ending Period Over Collateralization Amount	$44,987,146.59

Current Period Release	$0.00

Receivables Data

	Beginning Period	Ending Period
Number of Receivables	46,342	46,223
Weighted Average Remaining Term	28.54	27.71
Weighted Average Annual Percentage Rate	3.23%	3.24%

Delinquencies
	Dollar Amount	Percentage
30-59 Days	$2,792,016.52	0.64%
60-89 Days	664,321.14	0.15%
90-119 Days	261,929.39	0.06%
120+ Days	351,124.91	0.08%

Total 30+ Days Past Due	$4,069,391.97	0.93%

Write-offs
Gross Principal Write-offs for Current Period		$85,190.60
Recoveries for Current Period		3,832.66
Net Write-Offs for Current Period		81,357.94
Cumulative Net Realized Losses		$1,719,082.90

Repossessions	Dollar Amount	Units
Beginning Period Repossessed Receivables Balance	377,524.02	19
Ending Period Repossessed Receivables Balance	464,024.19	21

Principal Balance of 90+ Day Repossessed Vehicles	24,354.64	1

As of the June 2013 collection period, BMW FS considers a payment to be past due when an obligor fails to make at least 90% of a scheduled payment by the related payment due date (previously 80%).  This change is not expected to have a significant impact on the performance of the transaction.